                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   114 Pacifica
           Suite 240
           Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:


         /s/ Mohnish Pabrai           Irvine, CA           August 15, 2006
         ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form I3F Information Table Value Total:     $261,043 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2  COLUMN 3      COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------           --------  --------      --------   ---------------------  ----------   --------   -------------------------

                         TITLE
                         OF                      VALUE      SHRS OR     SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER           CLASS     CUSIP         (X$1000)   PRN AMT     PRN  CALL  DISCRETION   MANAGERS   SOLE      SHARED     NONE
--------------           --------  --------      --------   -------     ---  ----  ----------   --------   ----      ------     ----
ABX Air, Inc.              COM     00080S101      17,106    2,832,101   SH         Sole         None       2,832,101

Berkshire Hathaway         A       084670 10 8    15,032    164         SH         Sole         None       164

Berkshire Hathaway         B       084670 20 7    9,826     3229        SH         Sole         None       3229

Bio Scrip, Inc.            COM     09069N 10 8    17,724    3,300,621   SH         Sole         None       3,300,621

Covanta Holding            COM     22282E 10 2    8,291     469,756     SH         Sole         None       469,756
Corporation

Dr. Reddys Labs Ltd        ADR     256135 20 3    2,354     84,993      SH         Sole         None       84,993

Fairfax Finl Hldngs Ltd    SUB
                           VTG     303901 10 2    22,513    236,901     SH         Sole         None       236,901

Genco Shipping &           COM     Y2685T 10 7    9,238     532,138     SH         Sole         None       532,138
Trading Ltd.

Harvest Nat Res Inc.       COM     41754V 10 3    45,108    3,331,460   SH         Sole         None       3,331,460

Ipsco Inc.                 COM     462622 10 1    53,334    557,359     SH         Sole         None       557,359

MDC Holdings Inc.          COM     552676108      26,553    511,317     SH         Sole         None       511,317

Pinnacle Airlines Corp.    COM     723443107      14,742    2,094,002   SH         Sole         None       2,094,002

Star Gas Partners LP       UNITS
                           LTD
                           PRTN    85512C 10 5    11,780    4,395,415   SH         Sole         None       4,395,415

Universal Stainless &      COM     913837 10 0    7,442     254,251     SH         Sole         None       254,251
Alloy, Inc.